FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives
We have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR:

Instrument (in thousands of $)	Year Ended	Notional Amount	Maturity Dates			Fixed Interest Rate
Interest rate swaps:
Receiving floating, pay fixed	December 31, 2018	1,783,325	2019	to	2026	1.07%	to	2.90%
Receiving floating, pay fixed	December 31, 2017	1,335,307	2018	to	2023	1.07%	to	2.44%

Schedule of Derivative Instruments Gain (Loss)
The effect of cash flow hedging relationships relating to interest rate swap agreements on the statements of operations is as follows:

Derivatives designated as hedging instruments		Effective portion gain/ (loss) reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
(in thousands of $)	Location	2018	2017	2016	2018	2017	2016
Interest rate swaps	Other financial items, net	(26)	—	(409)	—	(1)	(639)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income
The effect of cash flow hedging relationships relating to interest rate swap agreements excluding the cross currency interest rate swap on the statements of other comprehensive income is as follows:

Derivatives designated as hedging instruments	Amount of gain/ (loss) recognized in OCI on derivative (effective portion)
(in thousands of $)	2018	2017	2016
Interest rate swaps	—	94	147

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The carrying value and estimated fair value of our financial instruments at December 31, 2018 and 2017 are as follows:

(in thousands of $)	Fair Value Hierarchy	2018 Carrying Value	2018 Fair Value	2017 Carrying Value	2017 Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	96,648	96,648	246,954	246,954
Restricted cash and short-term deposits	Level 1	172,444	172,444	182,933	182,933
2015 and 2017 Norwegian Bonds(1)	Level 1	400,000	396,843	400,000	392,445
Long-term debt—floating(2)	Level 2	883,100	883,100	987,584	987,584
Obligation under capital lease(2)	Level 2	119,683	119,683	128,081	128,081
Derivatives:
Interest rate swaps asset(3)(4)	Level 2	17,617	17,617	11,962	11,962
Interest rate swaps liability(3)(4)	Level 2	8,753	8,753	1,618	1,618
Earn-Out Units (5)	Level 2	—	—	7,400	7,400

1.
This pertains to bonds with a combined carrying value of $400.0 million as of December 31, 2018 (2017: $400.0 million) which is included under long-term debt on the balance sheet. The fair value of the bonds as of December 31, 2018 was $396.8 million (2017: $392.4 million), which represents 99.2% (2017: 98.1%) of their face value.

2.
Our debt and capital lease obligation are recorded at amortized cost in the consolidated balance sheets. Debt is presented in the above table, gross of deferred financing cost of $10.8 million as of December 31, 2018 (2017: $16.6 million).

3.	Derivative liabilities are captured within other current liabilities and derivative assets are captured within other current and non-current assets on the consolidated balance sheet.

4.
Since March 2018, we have ceased hedge accounting for any of our derivatives. The fair value/carrying value of interest rate swap agreements that qualified and were designated as cash flow hedges as of December 31, 2017 was $0.1 million (with a notional amount of $72.5 million).

5.
This relates to the Earn-Out Units issued in connection with the IDR reset transaction in October 2016. On October 24, 2018, we declared a reduced quarterly distribution of $0.4042 per Common Unit. Consequently, the second tranche of Earn-Out Units were not issued. Accordingly, we have recognized a $nil valuation on the Earn-Out Units derivatives as of December 31, 2018, resulting in a mark-to-market gain related to the Earn-Out Units. See note 27 for further details.

Offsetting Assets
However, if we were to offset and record the asset and liability balance of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2018 and 2017 would be adjusted as detailed in the following table:

	December 31, 2018			December 31, 2017
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	17,617	(3,281)	14,336	11,962	(1,618)	10,344
Total liability derivatives	8,753	(3,281)	5,472	1,618	(1,618)	—

Offsetting Liabilities
However, if we were to offset and record the asset and liability balance of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2018 and 2017 would be adjusted as detailed in the following table:

	December 31, 2018			December 31, 2017
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	17,617	(3,281)	14,336	11,962	(1,618)	10,344
Total liability derivatives	8,753	(3,281)	5,472	1,618	(1,618)	—